TOTAL OPERATING COSTS - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Wages and salaries	€ 1,317	€ 1,059	€ 653
Social security costs	290	234	152
Pension and other employee benefits	112	118	127
Total staff costs	€ 1,719	€ 1,411	€ 932